CONSOLIDATED BALANCE SHEETS (Parenthetical)	Sep. 30, 2025 $ / shares shares	Sep. 30, 2024 $ / shares shares
Common Class A [Member]
Ordinary shares, par value (in Dollars per share ) | $ / shares	$ 0.10	$ 0.10
Ordinary shares, shares authorized	749,098,320	749,098,320
Ordinary shares, shares outstanding	563,092	463,070
Ordinary shares, shares outstanding	563,092	463,070
Common Class B [Member]
Ordinary shares, par value (in Dollars per share ) | $ / shares	$ 0.10	$ 0.10
Ordinary shares, shares authorized	901,680	901,680
Ordinary shares, shares outstanding	901,680	901,680
Ordinary shares, shares outstanding	901,680	901,680